Parent company only condensed financial information - Schedule of condensed balance sheet (Details) $ in Millions	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 131,530,000,000	$ 19,068	¥ 145,487,000,000
Total assets	1,909,570,000,000	276,830	1,804,227,000,000
Non-current bank borrowings	47,450,000,000	6,879	49,909,000,000
Non-current unsecured senior notes	117,485,000,000	17,032	122,398,000,000
Non-current convertible unsecured senior notes	55,861,000,000	8,098	35,834,000,000
Non-current exchangeable bonds	10,976,000,000	1,591	0
Total liabilities	783,300,000,000	113,555	714,121,000,000
Ordinary shares	1,000,000	0	1,000,000
Additional paid-in capital	385,086,000,000	55,826	381,379,000,000
Treasury shares, at cost	(36,141,000,000)	(5,239)	(36,329,000,000)
Statutory reserves	16,628,000,000	2,410	15,936,000,000
Retained earnings	708,382,000,000	102,694	645,478,000,000
Total shareholders' equity	1,060,886,000,000	153,796	1,009,858,000,000
Total liabilities, mezzanine equity and equity	1,909,570,000,000	$ 276,830	1,804,227,000,000
Parent Company and VIE
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	351,000,000		618,000,000
Amounts due from subsidiaries	4,456,000,000		15,170,000,000
Prepayments and other assets	97,000,000		245,000,000
Interest in subsidiaries and VIEs	1,353,652,000,000		1,365,004,000,000
Total assets	1,358,556,000,000		1,381,037,000,000
Amounts due to subsidiaries	108,341,000,000		184,879,000,000
Accrued and other liabilities	5,007,000,000		5,131,000,000
Non-current bank borrowings	0		22,937,000,000
Non-current unsecured senior notes	117,485,000,000		122,398,000,000
Non-current convertible unsecured senior notes	55,861		35,834,000,000
Non-current exchangeable bonds	10,976,000,000		0
Total liabilities	297,670,000,000		371,179,000,000
Ordinary shares	1,000,000		1,000,000
Additional paid-in capital	385,086,000,000		381,379,000,000
Treasury shares, at cost	(36,141,000,000)		(36,329,000,000)
Statutory reserves	16,628,000,000		15,936,000,000
Accumulated other comprehensive income (loss)	(13,070,000,000)		3,393,000,000
Retained earnings	708,382,000,000		645,478,000,000
Total shareholders' equity	1,060,886,000,000		1,009,858,000,000
Total liabilities, mezzanine equity and equity	¥ 1,358,556,000,000		¥ 1,381,037,000,000